Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes [Line Items]
Deferred income taxes	$ (232)	$ (175)	$ (96)
Euro [Member]
Deferred income taxes [Line Items]
Deferred income taxes	44	22
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	16	21
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(1)	(7)
Israeli Shekel [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(285)	(204)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ (6)	$ (7)